Other Current and Non-Current Assets	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current and Non-Current Assets
11.	OTHER CURRENT AND NON-CURRENT ASSETS

(a)	As of June 30, 2020, and December 31, 2019, other current assets consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Advances to unrelated-parties (i)	$8,078	$1,835,826
Advances to employees	68,500	64,777
Other current assets	180,808	187,343
	$257,386	$2,087,946

(i)	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.

As of June 30, 2020, the Company included in the balance of advances to unrelated parties of $8,078 compared to advances to unrelated parties of $1.8 million as of December 31, 2019. The Company collected $1.8 million from an unrelated party during the first six months of 2020.

(b)	As of June 30, 2020 and December 31, 2019, Other assets, non-current consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Other assets, non-current	$3,903,021	$4,304,640
	$3,903,021	$4,304,640

As of June 30, 2020, the Company also advanced approximately RMB 27.5 million (USD $4.0 million) to a vendor, whom the Company has contracted to develop a vehicular IOT smart advertising display terminal (vehicular terminal) to interconnect to the Company’s new media advertising sharing platform expanding its advertising capability to people riding in motor vehicles, including but not limited to privately-owned cars, vans and public transportation motor vehicles. Total commitment of the funding was no more than RMB 30 million (USD $4.3 million). According to the contract, the vendor is solely responsible for hardware and software development and marketing the vehicular terminal. The Company financially supports development costs of the vehicular terminal, but not exceeds RMB 30 million (USD $4.3 million). The Company owns 100% of legal ownership interests in equipment, hardware, and software acquired for research and development of the product, and is entitled to 50% of ownership in vehicular terminal along with applicable intellectual properties, patents, and technical know-hows. In addition, the Company will share 50% new media advertising revenue generated from the vehicular terminal with the vendor. The development of vehicular terminal is expected to be completed and tested by the end of 2020.

If the Company’s share of new media advertising revenue generated from vehicular terminal does not reach certain threshold by April 30, 2021, 50% of the funding plus applicable interest shall be repaid on or before June 30, 2021 and remaining balance plus applicable interest shall be repaid in a three-year period. Once the vendor fully repays the total funding plus applicable interest, the vendor will own 100% the title of the vehicular terminal and related equipment.